Segmented Information	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segmented Information
29.	Segmented information

The Company operates in one segment, the production and sale of medical cannabis.

All property, plant and equipment and intangible assets are located in Canada, except for $6,242 which is located outside of Canada.

All revenues were principally generated in Canada during the year ended March 31, 2018, except for $3,746, related to exported medical cannabis generated outside of Canada (for the year ended March 31, 2017 - $35).